Consolidated Statements of Changes in Convertible Preferred Shares and Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Series A Convertible Preferred Shares [Member]	Series B Convertible Preferred Shares [Member]	Series B-1 Convertible Preferred Shares [Member]	Series B-2 Convertible Preferred Shares [Member]	Subscription Receivable [Member]	Preferred Stock [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2009	$ (35,132)	$ 6,000	$ 15,590	$ 19,151	$ 6,383	$ (42)	$ 47,082	$ 51	$ 217		$ 1,027	$ (36,427)
Balance (in shares) at Dec. 31, 2009		4,800,000	10,639,608	10,123,189	4,000,456			10,162,855
Issuance of ordinary shares in connection with share option exercises, Value	5								5
Issuance of ordinary shares in connection with share option exercises, Shares								14,166
Vesting of ordinary shares issued for early exercised options	30							2	28
Vesting of ordinary shares issued for early exercised options, Shares								130,000
Issuance of Series B-2 convertible preferred share in connection with warrant exercises	0				3,538		3,538
Issuance of Series B-2 convertible preferred share in connection with warrant exercises, Shares					1,239,227
Collection of Series B-2 convertible preferred shares consideration	0					42	42
Accretion for convertible preferred shares	(2,513)		960	1,274	279		2,513		(1,028)			(1,485)
Share-based compensation	778								778
Foreign currency translation adjustment	276										276
Net income (loss) for the period	(8,543)											(8,543)
Balance at Dec. 31, 2010	(45,099)	6,000	16,550	20,425	10,200	0	53,175	53	0	0	1,303	(46,455)
Balance (in shares) at Dec. 31, 2010		4,800,000	4,255,843	4,049,276	2,839,409			4,209,306
Issuance of ordinary shares in connection with share option exercises, Value	43							1	42
Issuance of ordinary shares in connection with share option exercises, Shares								61,333
Vesting of ordinary shares issued for early exercised options	17								17
Vesting of ordinary shares issued for early exercised options, Shares								23,000
Accretion for convertible preferred shares	(1,147)		470	623	54		1,147		(690)			(457)
Share-based compensation	631								631
Foreign currency translation adjustment	507										507
Appropriations to statutory reserves	0									610		(610)
Net income (loss) for the period	4,972											4,972
Balance at Dec. 31, 2011	(40,076)	6,000	17,020	21,048	10,254	0	54,322	54	0	610	1,810	(42,550)
Balance (in shares) at Dec. 31, 2011		4,800,000	4,255,843	4,049,276	2,839,409	0		4,293,639	0
Issuance of ordinary shares in connection with share option exercises, Value	68							1	67
Issuance of ordinary shares in connection with share option exercises, Shares								106,220
Vesting of ordinary shares issued for early exercised options	9								9
Vesting of ordinary shares issued for early exercised options, Shares								4,000
Accretion for convertible preferred shares	(55)				55		55		(55)
Share-based compensation	989								989
Foreign currency translation adjustment	1										1
Appropriations to statutory reserves	0									130		(130)
Net income (loss) for the period	18,281											18,281
Balance at Dec. 31, 2012	(20,783)	6,000	17,020	21,048	10,309	0	54,377	55	1,010	740	1,811	(24,399)
Balance (in shares) at Dec. 31, 2012		4,800,000	4,255,843	4,049,276	2,839,409			4,403,859
Issuance of ordinary shares in connection with share option exercises, Value	64							3	61
Issuance of ordinary shares in connection with share option exercises, Shares								251,166
Vesting of ordinary shares issued for early exercised options	5								5
Vesting of ordinary shares issued for early exercised options, Shares								5,000
Accretion for convertible preferred shares	(23)				23		23		(23)
Share-based compensation	2,462								2,462
Foreign currency translation adjustment	337										337
Net income (loss) for the period	16,813											16,813
Balance at Sep. 30, 2013	$ (1,125)	$ 6,000	$ 17,020	$ 21,048	$ 10,332	$ 0	$ 54,400	$ 58	$ 3,515	$ 740	$ 2,148	$ (7,586)
Balance (in shares) at Sep. 30, 2013		4,800,000	4,255,843	4,049,276	2,839,409			4,660,025